Accrued liabilities and provisions - Additional information (Details) $ in Trillions		6 Months Ended	12 Months Ended
	Nov. 21, 2025	Jun. 30, 2026 COP ($) item lawsuit shares	Dec. 31, 2025 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Vat rate		19.00%
VAT assessment, Contingency, Probability of success		50.00%
Value added tax payments			$ 4.2
Value added tax, Recoverable, Credits and refund		$ 1.2	$ 3.9
VAT on Imports of Gasoline and Diesel Fuel
Disclosure of accrued liabilities and provisions [Line Items]
Value added tax assessments		$ 5.6
VAT on Imports of Gasoline and Diesel Fuel | Tax Periods Between 2022 and 2024
Disclosure of accrued liabilities and provisions [Line Items]
Number of official assessments issued | item		2
Value added tax assessments		$ 6.5
Annulment and restoration of rights
Disclosure of accrued liabilities and provisions [Line Items]
Total number of legal proceedings, lawsuits | lawsuit		2
McDermott International Ltd | Series B Non voting preferred stock
Disclosure of accrued liabilities and provisions [Line Items]
Number of shares issued as a plan of restructuring | shares		75,000
Refinera de cartagena SA | Prosecutor's office, process 4
Disclosure of accrued liabilities and provisions [Line Items]
Extended period of suspension	1 year
Refineria de Cartagena S.A.S | VAT on Imports of Gasoline and Diesel Fuel
Disclosure of accrued liabilities and provisions [Line Items]
Number of official assessments issued | item		6
Value added tax assessments		$ 1.3
Refineria de Cartagena S.A.S | Annulment and restoration of rights
Disclosure of accrued liabilities and provisions [Line Items]
Total number of legal proceedings, lawsuits | lawsuit		6
Refineria de Cartagena | Annulment and restoration of rights
Disclosure of accrued liabilities and provisions [Line Items]
Number of additional legal proceedings | lawsuit		4
Refineria de Cartagena | Prosecutor's office, process 3
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-workers of who acted as ex-president in property and ex-president in charge | item		2